Nature of Business and Operations (Details) (USD $)	0 Months Ended	5 Months Ended							12 Months Ended
	Dec. 18, 2013	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Energy, Inc. [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Sabine Pass LNG terminal [Member] Cheniere Energy Partners, LP [Member] unit m3	Dec. 31, 2013 Sabine Pass LNG terminal [Member] Cheniere Energy Partners, LP [Member] item bcf m3	Dec. 31, 2013 Sabine Pass Liquefaction [Member] Cheniere Energy Partners, LP [Member] trains	Dec. 31, 2013 Cheniere Creole Trail Pipeline LP [Member] Cheniere Energy Partners, LP [Member] mi	Dec. 31, 2013 Common Units [Member] Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member]	Jun. 30, 2014 Common Units [Member] Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Class B Units [Member] Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member]	Jun. 30, 2014 Class B Units [Member] Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Subordinated Units [Member] Cheniere Energy Partners, LP _ Cheniere Energy Partners LP Holdings, LLC [Member]	Jun. 30, 2014 Subordinated Units [Member] Cheniere Energy Partners, LP [Member]	Jun. 30, 2014 Limited Partner [Member]	Dec. 31, 2013 Limited Partner [Member]
Nature of Business [Line Items]
IPO, Number of shares issued	36,000,000	36,000,000
IPO, Price Per Share	$ 20.00
Proceeds from Issuance Initial Public Offering	$ 665,000,000
Repayment of Related Party Debt	$ 272,000,000	$ 272,030,000
Equity Method Investment, Ownership Percentage																			55.90%	55.90%
Number of LNG storage tanks									5	5
Storage Capacity, in Bcfe									16.9	16.9
Number of docks									2	2
Volume of Vessel, in cubic meters									265,000	265,000
Regasification capacity, in Bcf/d									4.0	4.0
Number of Liquefaction LNG Trains											6
Train nominal capacity, per Train, in mtpa											4.5
Length of Natural Gas Pipeline, in miles												94
General Partner Ownership Interest Percentage			100.00%		100.00%	2.00%	2.00%	2.00%
Noncontrolling Interest, Ownership Percentage by Parent				84.50%
Partners Capital Account, Units, Units Held													12,000,000	11,963,488	45,300,000	45,333,334	135,400,000	135,383,831